Defined Contribution Plan (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 01, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan, Employer Matching Contribution, Percent	100.00%
Defined Contribution Plan, Maximum Percentage of Before Tax Compensation Matched by Employer		6.00%
Defined Contribution Plan, Cost Recognized		$ 13.7	$ 9.3	$ 9.3